Reserves	12 Months Ended
Jun. 30, 2019
Disclosure of reserves within equity [abstract]
RESERVES

11.	RESERVES

		Years Ended June 30,
	Notes	2019	2018	2017

(a) Share Based Payments
25,300,000 (2018: 25,216,490) options for fully paid ordinary shares	11(b)	1,158,975	1,753,954	2,320,480

		1,158,975	1,753,954	2,320,480

The share-based payment reserve is used to recognize the fair value of options and warrants issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options or warrants are exercised.

		Years Ended June 30,
	Notes	2019	2018	2017

(b) Warrants
586,672,964 (2018: Nil) warrants for fully paid ordinary shares	11(b)	-	-	-

		-	-	-

(b)	Movements in Options/Warrants for Fully Paid Ordinary Shares

	Years Ended June 30,
	2019		2018		2017
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	25,216,490	1,753,954	26,826,063	2,320,480	19,395,582	2,320,480
Options issued during the year	2,450,000	30,370	12,100,000	764,539	8,550,000	-
Warrants issued during the year	586,672,964	-	-	-	-	-
Expired during the year	(2,366,490)	(684,117)	(11,349,573)	(1,126,843)	(1,119,519)	-
Forfeited during the year			(2,360,000)	(204,221)	-	-
Share based payment expense		58,768

End of the year	611,972,964	1,158,975	25,216,490	1,753,954	26,826,063	2,320,480

Details of option grants are summarized as follows.

Year ended June 30, 2017:

●	On June 7, 2017, the Company granted options to purchase 8,550,000 options to employees, consultants and officers under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.07 consideration and expire on June 6, 2022. The fair value of the options is A$0.03.

●	On March 20, 2017 1,119,519 options expired.

Year ended June 30, 2018:

●	On October 10, 2017, 2,360,000 options were forfeited upon resignation of an employee.

●	On December 13, 2017, 8,500,00 options expired.

●	On January 18, 2018, the Company issued 12,100,000 options to directors and employees under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the option is A$0.047.

●	On April 6, 2018, 1,200,000 options expired.

●	On June 25, 2018, 1,649,573 options expired.

Year ended June 30, 2019:

●	On July 13, 2018 700,000 options were issued to an employee of the company under the 2004 plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.083 consideration and expire on January 31, 2023. The fair value of the options is A$0.038.

●	On August 4, 2018 306,490 options expired.

●	On August 28, 2018 500,000 options were issued to a consultant under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the options is A$0.019.

●	On October 1, 2018 360,000 options expired.

●	On October 24, 2018 200,000 options expired

●	On November 2, 2018 1,250,000 options were issued to a director under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the options is A$0.016.

●	On November 3, 2018 200,000 options expired

●	On December 11, 2018 1,200,000 options expired

●	On February 5, 2019 100,000 options expired

●	On April 9, 2019 586,672,964 short term warrants were issued to Life Biosciences LLC and other investors as approved at the shareholder meeting on April 8, 2019. The warrants are exercisable at A$0.045 consideration and expire on December 19, 2019.

(c)	Movements in Options for ADRs

	Years Ended June 30,
	2019		2018		2017
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	-	-	-	-	-	1,515,434

Expiration of options (1)	-	-	-	-	-	(1,515,434)
End of the year	-	-	-	-	-	-

(1)	Options exercisable at US5.00 on or before December 17, 2012. These options are convertible to ADRs, 1 ADR = 60 ordinary shares. At time of issue, 1 ADR = 10 ordinary shares. These options expired without being exercised on December 17, 2012.

(d)	Movement in Warrants for ADRs

	Years Ended June 30,
	2019		2018		2017
	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)
Beginning of the year (1)	-	-	-	-	-	453,563
Beginning of the year (2)	-	-	-	-	-	-
Expired	-	-	-	-	-	(453,563)
End of the year	-	-	-	-	-	-

(2)	Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.

(e)	Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Company’s shareholders.  Options and warrants may be exercised at any time from the date they vest to the date of their expiration.  Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised.  Options granted under the 2004 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals ten ordinary shares, on the date they are exercised.

In Australia, there is not a set number of authorized shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(f)	Options and Warrants Issued after Reporting Date

No option issues have occurred after reporting date. There have been no warrants granted after reporting date.